Notes to the Balance Sheet - Summary of Inventories (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Raw materials, Supplies and Production Materials	€ 44,172,000	€ 13,822,000
Finished Goods	25,296,000	10,431,000
Impairment	(7,400,000)	0
Total	€ 62,068,115	€ 24,252,987